Employee Benefit Plan, Fair Value and NAV (Details - NAV Practical Expedient) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 11,554,903	$ 10,145,026
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,051,084	9,615,377
Fair Value Measured at Net Asset Value Per Share | Asset allocation funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,855,056	6,904,581
Fair Value Measured at Net Asset Value Per Share | Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,577,504	2,154,351
Fair Value Measured at Net Asset Value Per Share | Fixed Income Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	278,473	217,512
Fair Value Measured at Net Asset Value Per Share | Guaranteed investment contract fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	338,668	336,238
Fair Value Measured at Net Asset Value Per Share | Stable value investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,383	$ 2,695